Derivative instruments - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Fair value gain (loss) on derivative instruments	$ (682)	$ 9,360	$ (1,268)	$ 18,148
Derivative Notional Amount	321,168		321,168		$ 367,490
Derivative Asset	$ 16,053		$ 16,053		$ 17,321